Offtake Prepayment (Details) - Schedule of Offtake Prepayment - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Offtake Prepayment [Line Items]
Bank guarantee issued against offtake prepayment (note 9)	$ 15,000,000
Bank guarantee [Member]
Schedule of Offtake Prepayment [Line Items]
Bank guarantee issued against offtake prepayment (note 9)	$ 15,000,000